UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.5%

	Shares	Value

Belgium — 1.2%
Anheuser-Busch InBev ADR	8,830	$1,053,419

Canada — 1.0%
Canadian Pacific Railway	5,455	916,603

Denmark — 1.7%
Novo Nordisk ADR	31,600	1,521,540

France — 1.6%
LVMH Moet Hennessy Louis Vuitton ADR	25,400	1,404,874

Netherlands — 1.7%
ASML Holding, Cl G	8,745	1,497,144

Switzerland — 5.2%
Nestle ADR	25,148	2,112,684
Novartis ADR	12,826	1,101,112
Roche Holding ADR	46,380	1,484,160

		4,697,956

United States — 87.1%
Consumer Discretionary — 6.7%
Comcast, Cl A	52,136	2,006,193
McDonald’s	6,023	943,684
NIKE, Cl B	13,460	697,901
Twenty-First Century Fox, Cl A	23,830	628,636
Twenty-First Century Fox, Cl B	9,491	244,773
Walt Disney	15,462	1,524,089

		6,045,276

Consumer Staples — 17.8%
Altria Group	43,017	2,728,138
Coca-Cola	59,712	2,687,637
Estee Lauder, Cl A	15,232	1,642,619
Kraft Heinz	3,695	286,547
PepsiCo	15,320	1,707,108
Philip Morris International	45,364	5,035,858
Procter & Gamble	11,028	1,003,327

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Consumer Staples — (continued)
Walgreens Boots Alliance	11,453	$884,400

		15,975,634

Energy — 7.7%
Chevron	18,222	2,141,085
ConocoPhillips	16,224	812,011
Enterprise Products Partners (A)	30,280	789,399
ExxonMobil	32,818	2,690,420
Plains All American Pipeline (A)	22,400	474,656

		6,907,571

Financials — 16.0%
American Express	17,910	1,620,139
Berkshire Hathaway, Cl B *	1,809	331,626
BlackRock, Cl A	4,685	2,094,616
Chubb	17,481	2,491,916
Intercontinental Exchange	16,900	1,161,030
JPMorgan Chase	29,559	2,823,180
S&P Global	7,083	1,107,144
State Street	18,780	1,794,241
Wells Fargo	16,605	915,766

		14,339,658

Health Care — 6.3%
Abbott Laboratories	28,715	1,532,233
AbbVie	22,713	2,018,277
Celgene*	8,150	1,188,433
UnitedHealth Group	4,500	881,325

		5,620,268

Industrials — 3.3%
Union Pacific	10,778	1,249,925
United Technologies	14,546	1,688,500

		2,938,425

Information Technology ^— 27.3%
Alphabet, Cl C *	3,350	3,213,018
Apple	35,894	5,531,983
Automatic Data Processing	4,075	445,479
Facebook, Cl A *	29,000	4,955,230
Microsoft	50,810	3,784,837
Oracle	19,719	953,414
Texas Instruments	33,901	3,038,886

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Information Technology — (continued)
VeriSign*	6,100	$648,979
Visa, Cl A	17,900	1,883,796

		24,455,622

Materials — 2.1%
Air Products & Chemicals	5,234	791,485
Praxair	7,908	1,105,064

		1,896,549

		78,179,003

TOTAL COMMON STOCK
(Cost $45,108,465)		89,270,539

SHORT-TERM INVESTMENTS (B) — 0.4%

JPMorgan 100% U.S. Treasury Securities Money
Market Fund, 0.065%	55,010	55,011
SEI Daily Income Trust Government Fund, Cl F, 0.840%	309,774	309,774

TOTAL SHORT-TERM INVESTMENTS
(Cost $364,785)		364,785

TOTAL INVESTMENTS— 99.9%
(Cost $45,473,250)†		$89,635,324

Percentages are based on Net Assets of $89,740,986.

*	Non-income producing security.
^	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered a Master Limited Partnership. At September 30, 2017, such securities amounted to $1,264,055, or 1.4% of Net Assets
(B)	Rate shown is the 7-day effective yield as of September 30, 2017.

ADR — American Depositary Receipt

Cl — Class

† At September 30, 2017, the tax basis cost of the Fund’s investments was $45,473,250, and the unrealized appreciation and depreciation were $44,843,160 and $(681,086) respectively.

As of September 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND SEPTEMBER 30, 2017 (Unaudited)

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SAR-QH-001-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 22, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 22, 2017